GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 11: — GOODWILL AND INTANGIBLE ASSETS, NET

a.	Composition and changes:

2025:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2025	$18,040	$8,436	$85	$7,667	$200	$34,428
Revaluation recognized in OCI	308	149	—	277	—	734
Adjustment (*)	(505)	—	—	—	—	(505)
Balance as of December 31, 2025	17,843	8,585	85	7,944	200	34,657
Accumulated amortization and impairment:
Balance as of January 1, 2025	3,000	3,365	85	3,886	200	10,536
Amortization recognized in the year	—	1,343	—	1,110	—	2,453
Revaluation recognized in OCI	34	15	—	18	—	67
Balance as of December 31, 2025	3,034	4,723	85	5,014	200	13,056
Amortized cost at December 31, 2025	$14,809	$3,862	$—	$2,930	$—	$21,601

(*)	A reduction to the goodwill acquired in 2024 as part of the acquisition of Shipsta resulting from an expected reduction in the total acquisition consideration (see Note 5).

NOTE 11: — GOODWILL AND INTANGIBLE ASSETS, NET (Cont.)

2024:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2024	$15,628	$7,271	$85	$5,480	$200	$28,664
Initially consolidated subsidiary	2,546	1,230	—	2,308	—	6,084
Revaluation recognized in OCI	(134)	(65)	—	(121)	—	(320)
Balance as of December 31, 2024	18,040	8,436	85	7,667	200	34,428
Accumulated amortization and impairment:
Balance as of January 1, 2024	—	2,178	85	2,966	200	5,429
Amortization recognized in the year	—	1,190	—	922	—	2,112
Impairment	3,000	—	—	—	—	3,000
Revaluation recognized in OCI	—	(3)	—	(2)	—	(5)
Balance as of December 31, 2024	3,000	3,365	85	3,886	200	10,536
Amortized cost at December 31, 2024	$15,040	$5,071	$—	$3,781	$—	$23,892

b.	The goodwill acquired in 2016 as part of the acquisition of WebCargo, in the amount of $2,298, and the goodwill acquired in 2024 as part of the acquisition of Shipsta in the amount of $2,546 were allocated to one cash-generating unit (“CGU”) within the Solutions operating segment. The goodwill acquired in 2021 as part of the acquisition of 7LFreight, in the amount of $5,723, was allocated to a different CGU within the Solutions operating segment. The goodwill assets were tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded in each of the three years ended on December 31, 2025.
c.	The goodwill acquired in 2022 as part of the Clearit Acquisition, in the amount of $7,607, was allocated to a CGU within the Platform operating segment. The goodwill was tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded in the year ended December 31, 2025, and the year ended December 31, 2023.

The recoverable amount of the Clearit CGU as of December 31, 2024 had been determined based on a value in use calculation using cash flow projections from financial budgets approved by management covering a multi-year period. The pre-tax discount rate applied to the cash flow projections was 17.9% and cash flows beyond the 7- year period were extrapolated using a 3.0% growth rate. It was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis the Group recognized an impairment loss of $3,000 in the year 2024. The impairment loss is recorded within the general and administrative expenses in the statement of profit or loss.

d.	Amortization expenses of technology assets for the year ended December 31, 2025, 2024 and 2023 in the amounts of $1,343, $1,190 and $1,036, respectively, were included as part of the cost of revenue in the consolidated statements of profit or loss. Amortization expenses of customer relationships for the years ended December 31, 2025, 2024 and 2023 in the amounts of $1,110, $922 and $822, respectively, were included as part of sales and marketing expenses in the consolidated statements of profit or loss.